Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The Plan is a defined-contribution plan and subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The following description of the major provisions of the Plan is provided for general information purposes only. Reference should be made to the Plan document or Summary Plan Description for more complete information.

Plan Sponsor
MillerKnoll, Inc. sponsors and administers the Plan for the benefit of any or all employees of MillerKnoll, Inc. and its participating affiliates ("the Company" or "employer").

Trustee
Under a trust agreement with the Plan administrator, Vanguard Fiduciary Trust Company ("Vanguard") is Trustee of the Plan. In accordance with the responsibilities of the Trustee, as designated in the Trust Agreement, the Trustee administers and invests the Plan’s assets and income for the benefit of the Plan’s participants.

Participation Requirements
Eligible employees of the Company qualify to participate on their first day of employment after the employee has attained age 18.

Salary Deferral Contributions
A participant may make salary deferral contributions to the Plan. Such deferral is limited to a maximum amount or percentage of the participant’s compensation as determined by the Plan and the Internal Revenue Code. The Plan provides participants with the option to make pre-tax contributions and Roth post-tax contributions.

Pursuant to recent legislative changes, the Plan provides enhanced catch‑up contribution limits for participants who attain ages 60 through 63 during the plan year, subject to the applicable limits under the Internal Revenue Code.

New employees are automatically enrolled to the Plan within a reasonable time after the employee becomes a participant to contribute 3% of their compensation, unless they affirmatively elect not to participate or to participate at a different level. In addition, unless they elect differently, participant's contributions automatically increase by 1% each plan year. The automatic increase will stop when the participant's contributions reach 8% of their compensation.

Employer Contributions
The Company contributes to the Plan in the form of matching contributions and discretionary contributions.

The Company will match 100% of participants’ elective deferral contributions up to 4% of eligible compensation. Matching contributions are determined on a payroll‑period basis and are contributed during or after the plan year. Matching contributions may be recalculated following the end of the plan year based on participant’s annual compensation, with any additional amounts contributed as soon as practicable.

The Company may also make discretionary contributions to the Plan. If made, discretionary contributions are allocated to eligible participants in proportion to compensation for the applicable period. The decision to make discretionary contributions, including the amount and timing, is at the sole discretion of the employer.
Vesting
Participants are immediately vested in their contributions plus actual earnings thereon. Vesting in the discretionary employer and matching contributions, plus actual earnings thereon is based on years of service. Under a graded vesting schedule, discretionary employer contributions and matching contributions become 50% vested after one year of service, and 100% vested after two years of service. Participants are fully vested upon reaching age 65, or termination of employment due to death or disability.

Forfeiture
Participants forfeit the non-vested portion of their accounts in the Plan upon termination of employment with the Company. Forfeited balances of terminated non-vested participant accounts may be used at the Company's discretion to pay Plan administrative expenses or reduce employer contributions. During 2025, $164,900 of forfeited non-vested accounts were used to pay administrative expenses. In 2025 and 2024, employer contributions were reduced by $982,597 and $1,060,195, from forfeited non-vested accounts, respectively. The amounts of unallocated forfeitures at December 31, 2025, and 2024 were $217,968 and $454,612 respectively.

Investment Options
Participants have the ability to direct the investment of their salary deferral and employer contributions into any or all of the investment options offered by the Plan, which currently include the Company’s common stock, various mutual funds and collective trusts.

Participant Accounts
Individual accounts are maintained for each participant to reflect the participant’s contributions, employer contributions and net investment earnings or loss. Investment earnings or losses are allocated daily based on each participant’s relative account balance within the respective fund.

Voting Rights
Each participant is entitled to exercise voting rights attributable to the Company’s common stock allocated to his or her account and is notified by the Trustee prior to the time that such rights are to be exercised. If a participant fails to provide direction as to voting their shares on any issue, the Trustee will vote the shares as directed by the Plan administrator.

Benefit Payments
Upon retirement, termination, death or disability, a participant or beneficiary may elect to receive their benefit payment in the form of installments or a single lump-sum payment of a participant’s entire account balance via distribution of the Company’s common stock, cash, or a combination of both as directed by the participant and defined in the Plan document. Participants may also elect to receive withdrawals from the Plan during their employment with the Company, subject to certain restrictions defined in the Plan document.

Notes Receivable From Participants
Upon approval, a participant may receive a loan from their salary deferral or rollover account. The loan amount shall not exceed the lesser of 50% of the sum of all of the participant’s vested account balances on the date the loan is approved or $50,000. The period of the loan will not exceed 5 years unless the proceeds are used to acquire the participant’s principal dwelling unit for which the period of the loan will not exceed 10 years. Each loan is secured by the assignment of 50% of the interest in and to the participant’s account. The loans bear interest at a rate representative of rates charged by commercial lending institutions for comparable loans. All loans must be repaid in bi-weekly installments of principal and interest through payroll deduction arrangements with the Company or repaid directly to the Trustee.
Administrative Expenses
Plan fees are shared by Plan participants and the Company. Expenses that are paid by the Company are excluded from these financial statements. Recordkeeping fees for the Plan are paid by plan participants. Participants are charged an investment management fee as a percentage of their balance in each fund held in their account. This percentage does not cover the full cost of administration. Therefore, the Company pays the balance of the expenses not paid by the participants. Investment management fees are charged to the Plan as a reduction of investment return and are reflected in the investment income reported by the Plan.

Plan Termination
The Plan may be discontinued at any time by the Company, but only upon the condition that such action shall render it impossible for any part of the trust to be used for purposes other than the exclusive benefit of participants. Upon complete or partial termination of the Plan, including complete discontinuance of contributions, the trust will continue to be administered as provided in the trust agreement. In the event of Plan termination, participants will become 100% vested in employer contributions. The Company currently has no intention to terminate the Plan.

Recent Accounting Pronouncements
The Plan's management continuously monitors and reviews all current accounting pronouncements and standards from the Financial Accounting Standards Board (FASB) and other authoritative sources of U.S. GAAP for applicability to the Plan's operations. As of December 31, 2025, there were no new pronouncements, interpretations or staff positions that had or were expected to have, including those not yet adopted, a significant impact on the financial statements of the Plan.